Property, furniture and equipment, net - Additional information (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Statement [Line Items]
Cash outflows for lease obligations	S/ 89,162,000	S/ 117,643,000
IFRS 16 [Member]
Statement [Line Items]
Cash outflows for finance lease installment obligations	74,608,000	83,438,000
IAS 17 [Member]
Statement [Line Items]
Cash outflows for finance lease installment obligations	S/ 14,554,000	S/ 34,025,000